Total Carrying Amount of Intangible Assets having Indefinite Life (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 91,491	¥ 90,413
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	69,126	68,099
Distribution agreements
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	19,143	19,116
Other
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 3,222	¥ 3,198